Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129656
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	8.60%	11.30%
Without Sales Load [Member] | C000129657
Average Annual Return [Line Items]
Average Annual Return, Percent	24.67%	8.31%	11.02%
Without Sales Load [Member] | C000169039
Average Annual Return [Line Items]
Average Annual Return, Percent	25.21%	8.77%	11.47%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.16%	10.15%	11.64%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.16%	10.15%	11.64%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.16%	10.15%	11.64%